Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Accrued Expenses and Other Current Liabilities [Abstract]
Other tax payable		$ 390,403	$ 182,178
Accrued payroll		168,818	121,798
Deposits from sub-lessors of land use rights	[1]	124,393
Other current liabilities		51,720	29,925
Accrued expenses and other current liabilities		$ 735,334	$ 333,901

[1]	The Company acquired two pieces of land use rights (Note 7) from certain sub-lessors and required of deposits from these sub-lessors and would release the deposits upon sub-lessors' issuance of invoices to the Company. The Company expects to get the invoices and release deposits in the year ended December 31, 2020, and accounted for the deposits as current liabilities.